Revenue (Details) - Schedule of unfulfilled performance obligations - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Unfulfilled performance obligations:
2022 Total unfulfilled performance obligations	$ 8	$ 11,100,000
2023 Total unfulfilled performance obligations	2.6	7,000,000
2024 Total unfulfilled performance obligations		4,100,000
All Other Performance Obligations [Member]
Unfulfilled performance obligations:
2022 Total unfulfilled performance obligations	8	11,100,000
2023 Total unfulfilled performance obligations	$ 2.6	7,000,000
2024 Total unfulfilled performance obligations		$ 4,100,000